Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net (Details)	7 Months Ended	12 Months Ended
	Jul. 27, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 17, 2016	Jun. 25, 2015
Property Plant And Equipment [Line Items]
Number of vessels transferred		7
Loss related to vessels held for sale		$ 116,788,543	$ 0	$ 0
Liabilities associated with vessels held for sale		47,587,119	0
Impairment loss		96,643,651	15,695,282	0
Loss from sale of assets		$ (26,660,515)	$ 402,805	$ 0
Seacommercial Shipping Services S.A.
Property Plant And Equipment [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels		1.00%
M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Property Plant And Equipment [Line Items]
Number of vessels held for sale						4
Aggregate value of vessels transferred	$ 63,200,000
Loss related to vessels held for sale		$ 47,639,830
Loss from sale of assets		19,772
M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas | Seacommercial Shipping Services S.A.
Property Plant And Equipment [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels	1.00%
M/V Sapphire Seas and M/V Diamond Seas
Property Plant And Equipment [Line Items]
Loss from sale of assets		$ 26,513,082
M/V Sapphire Seas and M/V Diamond Seas | Seacommercial Shipping Services S.A.
Property Plant And Equipment [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels		1.00%
M/V Pearl Seas, M/V Kind Seas, M/V Deep Seas and M/V Calm Seas
Property Plant And Equipment [Line Items]
Loss related to vessels held for sale		$ 69,125,569
M/V Coral Seas, M/V Golden Seas, M/V Prosperous Seas, M/V Priceless Seas, M/V Proud Seas and M/V Precious Seas
Property Plant And Equipment [Line Items]
Number of vessels to be sold					6
Impairment loss		52,467,630
Other Fixed Assets
Property Plant And Equipment [Line Items]
Loss related to vessels held for sale		23,144
Impairment loss		297,727
Loss from sale of assets		$ 127,661